Change in fair value plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Balance at beginning of year	R$ 115,875	R$ 81,342	R$ 67,993
Actual return on plan assets	722	15,791	14,329
Employer contributions			285
Benefits paid	(5,301)	(4,973)	(3,966)
Exchange variation	8,375	23,715	2,701
Balance at the end of the year	R$ 119,671	R$ 115,875	R$ 81,342